Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Other payables	$ 438,304	$ 986,945	$ 139,722
Salary payable	4,688	8,727	7,511
Marketing	10,000	10,000
Financed insurance premiums	164,050	62,531	69,337
Auditing fee		190,000	125,000
Warranty liability	7,770	15,103	27,545
Accrued commission	40,018	47,466	58,669
Accrued expenses, others	322,635	362,261	672,877
Total accrued liabilities and other payable	$ 987,465	$ 1,683,033	$ 1,100,661